Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	$ 26,879	$ 25,744	$ 22,786
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	20,487	21,132	20,885
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 8,075	$ 6,300	$ 4,364